UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    --------

                                    FORM N-PX
                                    --------

                     ANNUAL REPORT OF PROXY VOTING RECORD OF
                  Mercantile Long-Short Manager Master Fund LLC

                  Investment Company Act File Number: 811-21818

                                   Registrant
                  Mercantile Long-Short Manager Master Fund LLC
                                Two Hopkins Plaza
                               Baltimore, MD 21201

                                Agent For Service
                        Mercantile Capital Advisors, Inc.
                                Two Hopkins Plaza
                               Baltimore, MD 21201
                         Attention: Jennifer E. Vollmer
                                 (800) 239-0418


                        Date of Fiscal Year End: March 31

             Date of Reporting Period: July 1, 2006 to June 30, 2007
                                    --------

Name of Issuer:            DAFNA Fund,  LLC
CUSIP Number:              None
Ticker Symbol:             None
Meeting Date:              June 22, 2007
Matter(s) Voted On:
                           Approval of Conversion of the Company to a Limited
                           Partnership.
                           Approval of Agreement of Limited Partnership

Proposed by:               Issuer
Did the Fund Vote:         Yes
How the Fund voted:        In favor with management on all items.

                                    --------

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Mercantile Long-Short Manager Fund LLC

/s/  David L. Meyer

Vice President

Date:  August 28, 2007